CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Nov. 06, 2023	Dec. 31, 2022	Oct. 20, 2022
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	18,000,000	18,000,000		18,000,000
Common stock, shares issued (in shares)	9,998,446	9,998,446		9,998,446
Common stock, shares outstanding (in shares)	9,998,446	9,998,446		9,998,446
Common stock subject to redemption | Digital Health Acquisition Corp.
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, Shares Issued	114,966	114,966		694,123
Temporary Equity, Shares Outstanding	114,966	114,966	114,966	694,123	694,123
Temporary equity, redemption price, (per share)	$ 11.15	$ 11.15		$ 10.65
Common stock not subject to redemption | Digital Health Acquisition Corp.
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000		50,000,000
Common stock, shares issued (in shares)	3,489,000	3,489,000		3,462,000
Common stock, shares outstanding (in shares)	3,489,000	3,489,000		3,462,000